PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 3 — PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment at December 31, 2025 and 2024 are as follows:

	2025	2024
Building improvements	$110,838	$110,838
Computer equipment	43,409	70,636
Medical equipment	79,124	214,297
Office equipment	-	20,866
Property plant and equipment, gross	233,371	416,637
Less: accumulated depreciation	(86,410)	(193,821)
Property plant and equipment, net	$146,961	$222,816

During the year ended December 31, 2025 and 2024, depreciation expense charged to operations was $17,527 and $34,469, respectively.

During 2025, the Company disposed of physical therapy equipment and furniture and fixtures with a book value of $58,328.